Debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 02, 2022	Mar. 23, 2021	Oct. 17, 2019	Dec. 31, 2022	Dec. 31, 2019	Jul. 31, 2022	Jun. 17, 2022	Dec. 31, 2021	[1]	Jan. 15, 2021	Jul. 31, 2018
Borrowings [Line Items]
Loan interest rate											12.00%
Borrowings				$ 76				$ 191
Warrants issued to purchase A Ordinary shares					2,284
Convertible Senior Subordinated Notes Due 2027
Borrowings [Line Items]
Loan interest rate	6.00%
Loan matures	March 1, 2027
Purchase of convertible senior subordinated	$ 56,500
Payment description				payable semi-annually in arrears starting September 1, 2022
Initial conversion price per share	$ 9.22
Minimum | Convertible Senior Subordinated Notes Due 2027
Borrowings [Line Items]
Conversion price per share	$ 7.25
2020 Senior Secured Loan
Borrowings [Line Items]
Borrowings		$ 100,000								$ 40,000
2021 Senior Secured Loan
Borrowings [Line Items]
Borrowings term		3 years
Loan interest rate		8.00%
Borrowings		$ 300,000,000
Exercise price of warrant issued							$ 1.75
Repayment of debt		$ 4,500				$ 100,000	$ 9,000
2021 Senior Secured Loan | Warrants
Borrowings [Line Items]
Exercise price of warrant issued		$ 1.75
2021 Senior Secured Loan | Maximum
Borrowings [Line Items]
Warrants issued to purchase of common stock		1,485,848
Unsecured Loan
Borrowings [Line Items]
Loan interest rate			2.00%
Loan matures			October 17, 2024
Notes issued			$ 18,000

[1]	Government and other grants have been restated due to a presentational error - see Note 21.